4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Foreign currency debt - Current		R$ 1,257.1
Foreign currency debt - Noncurrent		9,061.6
Foreign currency debt		10,318.7
Local currency debt		1,987.9
Local currency debt		6,655.8
Local currency debt		8,643.7
Other financial liabilities	R$ 602.6	399.7
Other financial liabilities	1,321.5	837.3
Gross debt	5,031.4	3,245.0
Gross debt	15,413.0	15,717.4
Gross debt	20,444.4	18,962.4
Other financial assets	961.1	559.2
Other financial assets	87.2	149.6
Restricted cash	127.8	218.3
Restricted cash	407.8	427.6
Capital Management [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Foreign currency debt - Current	(1,438.6)
Foreign currency debt - Noncurrent	(9,662.8)
Foreign currency debt	(11,101.3)	(10,318.7)
Local currency debt	(3,592.8)
Local currency debt	(5,750.3)
Local currency debt	(9,343.0)	(8,643.6)
Other financial liabilities	(299.5)
Other financial liabilities
Other financial liabilities	(299.5)	(529.6)
Gross debt	(5,330.9)
Gross debt	(15,413.1)
Gross debt	(20,743.8)	(19,491.9)
Marketable securities and cash and cash equivalents	6,239.3
Marketable securities and cash and cash equivalents	568.8
Marketable securities and cash and cash equivalents	6,808.1	7,506.9
Other financial assets	90.5
Other financial assets
Other financial assets	90.5	198.0
Restricted cash	127.8
Restricted cash	407.8
Restricted cash	535.6	645.9
Net debt	1,126.7
Net debt	(14,436.5)
Net debt	R$ (13,309.6)	R$ (11,141.1)